Investment Income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Investment income	Investment income

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Dividends received	—	0.1	0.3
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	7.2	6.8	—
Interest received – environmental trust funds	4.9	4.4	1.2
Interest received – cash balances	41.2	17.4	23.4
Total investment income	53.3	28.7	24.9